Strategic Report - Retail Banking And Wealth Management (Details) transaction in Millions, customer in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2018 download	Dec. 31, 2018 USD ($) transaction customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Profit before tax		$ 19,890,000,000	$ 17,167,000,000	$ 7,112,000,000
Revenue		53,780,000,000	51,445,000,000	47,966,000,000
Impairment loss (reversal of impairment loss)		1,767,000,000	1,769,000,000	3,400,000,000
Operating expense		34,659,000,000	34,884,000,000	39,808,000,000
Connected Money app
Disclosure of operating segments [line items]
Number of application downloads (more than) | download	200,000
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax		21,719,000,000	21,133,000,000	18,906,000,000
Revenue		53,940,000,000	51,661,000,000	49,260,000,000
Impairment loss (reversal of impairment loss)		1,767,000,000	1,713,000,000	2,572,000,000
Operating expense		32,990,000,000	31,231,000,000	30,147,000,000
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax		21,719,000,000	21,133,000,000	18,906,000,000
Revenue		53,940,000,000	51,661,000,000	49,260,000,000
Operating expense		$ 32,990,000,000	31,231,000,000	30,147,000,000
Retail Banking And Wealth Management
Disclosure of operating segments [line items]
Increase in number of customers | customer		1.2
Increase in mortgage book		$ 20,000,000,000
Increase in credit card issuances, percentage		24.00%
Retail Banking And Wealth Management | PayMe App
Disclosure of operating segments [line items]
Number of transactions processed per month | transaction		3
Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax		$ 7,100,000,000	6,500,000,000	5,300,000,000
Increase (decrease) in profit (loss) before tax		$ 600,000,000
Increase (decrease) in profit (loss) before tax, percent		9.00%
Revenue		$ 21,935,000,000	20,220,000,000	18,483,000,000
Increase (decrease) in revenue/net operating income		$ 1,715,000,000
Increase (decrease) in revenue/net operating income, percent		8.00%
Impairment loss (reversal of impairment loss)		$ 1,177,000,000	$ 969,000,000	$ 1,101,000,000
Operating expense		13,700,000,000
Increase (decrease) in operating expenses		$ 900,000,000
Increase (decrease) in operating expenses, percent		7.00%
Increase (Decrease) In Investments In Operating Activities		$ 600,000,000
Increase (decrease) in investment in marketing and digital capabilities		400,000,000
Increase (decrease) in staff costs		$ 100,000,000
Return on risk-weighted assets		5.80%	6.00%	5.00%
RoTE excluding significant items and UK bank levy (%)		21.00%	22.00%	16.00%
Retail Banking And Wealth Management | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax		$ 7,080,000,000	$ 6,479,000,000	$ 5,258,000,000
Revenue		$ 17,270,000,000	17,024,000,000	16,050,000,000
Percentage of portfolio impaired	0.34%	0.34%
Impairment loss (reversal of impairment loss)			1,000,000,000
Operating expense		$ 13,711,000,000	12,786,000,000	12,144,000,000
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue		15,262,000,000	13,456,000,000	12,690,000,000
Increase (decrease) in revenue/net operating income		$ 1,806,000,000
Increase (decrease) in revenue/net operating income, percent		13.00%
Increase in customer deposits		$ 21,000,000,000
Increase (decrease) in customer deposits, percent		3.00%
Increase (decrease) in lending balance		$ 31,000,000,000
Increase (decrease) in lending balance, percent		9.00%
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Current accounts, savings and deposits
Disclosure of operating segments [line items]
Revenue		$ 8,534,000,000	6,296,000,000	5,186,000,000
Increase (decrease) in revenue/net operating income		$ 2,238,000,000
Increase (decrease) in revenue/net operating income, percent		36.00%
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Personal lending
Disclosure of operating segments [line items]
Revenue		$ 6,728,000,000	7,160,000,000	7,504,000,000
Increase (decrease) in revenue/net operating income		$ (432,000,000)
Increase (decrease) in revenue/net operating income, percent		(6.00%)
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | – mortgages
Disclosure of operating segments [line items]
Revenue		$ 1,937,000,000	2,372,000,000	2,585,000,000
Increase (decrease) in revenue/net operating income		$ (435,000,000)
Increase (decrease) in revenue/net operating income, percent		(18.00%)
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | – credit cards
Disclosure of operating segments [line items]
Revenue		$ 2,880,000,000	2,886,000,000	3,018,000,000
Increase (decrease) in revenue/net operating income		$ (6,000,000)
Increase (decrease) in revenue/net operating income, percent		0.00%
Retail Banking | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | – other personal lending
Disclosure of operating segments [line items]
Revenue		$ 1,911,000,000	1,902,000,000	1,901,000,000
Increase (decrease) in revenue/net operating income		$ 9,000,000
Increase (decrease) in revenue/net operating income, percent		0.00%
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue		$ 6,104,000,000	6,215,000,000	5,230,000,000
Increase (decrease) in revenue/net operating income		$ (111,000,000)
Increase (decrease) in revenue/net operating income, percent		(2.00%)
Decrease in revenue due to market impacts from life insurance manufacturing		$ 600,000,000
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Life insurance manufacturing
Disclosure of operating segments [line items]
Revenue		1,656,000,000	1,870,000,000	1,362,000,000
Increase (decrease) in revenue/net operating income		$ (214,000,000)	300,000,000
Increase (decrease) in revenue/net operating income, percent		(11.00%)
Decrease in revenue due to market impacts from life insurance manufacturing		$ 300,000,000
Decrease in revenue due to new business written		200,000,000
Increase (decrease) through actuarial assumption changes and experience variances		200,000,000
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Investment distribution
Disclosure of operating segments [line items]
Revenue		3,383,000,000	3,279,000,000	2,902,000,000
Increase (decrease) in revenue/net operating income		$ 104,000,000
Increase (decrease) in revenue/net operating income, percent		3.00%
Wealth Management | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts | Asset management
Disclosure of operating segments [line items]
Revenue		$ 1,065,000,000	1,066,000,000	966,000,000
Increase (decrease) in revenue/net operating income		$ (1,000,000)
Increase (decrease) in revenue/net operating income, percent		0.00%
Other | Retail Banking And Wealth Management | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Revenue		$ 569,000,000	$ 549,000,000	$ 563,000,000
Increase (decrease) in revenue/net operating income		$ 20,000,000
Increase (decrease) in revenue/net operating income, percent		4.00%